Segment Information (Schedule Of Identifiable Assets, Depreciation And Capital Investment By Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Identifiable assets	¥ 6,601,055	¥ 7,822,870	¥ 8,358,057
Depreciation (including intangibles other than goodwill)	337,590	367,006	298,014
Capital investment (including intangibles other than goodwill)	330,802	452,185	464,319
AVC Networks [Member]
Segment Reporting Information [Line Items]
Identifiable assets	848,999	1,208,534	1,228,951
Depreciation (including intangibles other than goodwill)	58,123	68,480	63,033
Capital investment (including intangibles other than goodwill)	53,223	138,476	239,494
Appliances [Member]
Segment Reporting Information [Line Items]
Identifiable assets	716,387	745,116	767,730
Depreciation (including intangibles other than goodwill)	33,021	34,083	29,038
Capital investment (including intangibles other than goodwill)	44,754	34,008	24,663
Systems & Communications [Member]
Segment Reporting Information [Line Items]
Identifiable assets	516,300	503,390	534,504
Depreciation (including intangibles other than goodwill)	11,052	12,869	13,760
Capital investment (including intangibles other than goodwill)	11,886	17,222	10,181
Eco Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable assets	893,430	922,079	940,574
Depreciation (including intangibles other than goodwill)	34,822	34,493	42,075
Capital investment (including intangibles other than goodwill)	32,476	32,270	37,424
Automotive Systems [Member]
Segment Reporting Information [Line Items]
Identifiable assets	287,390	235,177	259,610
Depreciation (including intangibles other than goodwill)	7,528	7,463	6,295
Capital investment (including intangibles other than goodwill)	6,216	4,849	3,568
Industrial Devices [Member]
Segment Reporting Information [Line Items]
Identifiable assets	1,035,572	1,142,202	1,212,212
Depreciation (including intangibles other than goodwill)	74,961	78,597	69,907
Capital investment (including intangibles other than goodwill)	74,714	81,655	47,820
Energy [Member]
Segment Reporting Information [Line Items]
Identifiable assets	908,644	1,140,545	1,210,992
Depreciation (including intangibles other than goodwill)	68,355	76,069	30,885
Capital investment (including intangibles other than goodwill)	55,370	81,250	66,195
Other [Member]
Segment Reporting Information [Line Items]
Identifiable assets	776,412	1,009,532	1,075,235
Depreciation (including intangibles other than goodwill)	34,958	39,560	23,985
Capital investment (including intangibles other than goodwill)	28,804	37,051	22,922
Corporate And Eliminations [Member]
Segment Reporting Information [Line Items]
Identifiable assets	617,921	916,295	1,128,249
Depreciation (including intangibles other than goodwill)	14,770	15,392	19,036
Capital investment (including intangibles other than goodwill)	¥ 23,359	¥ 25,404	¥ 12,052